Net Gain On Divestment Of Business (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Inc. [Member]	Sep. 16, 2011 Alkermes Inc. [Member]	Dec. 31, 2009 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2010 AIP [Member]	Dec. 31, 2009 AIP [Member]	Dec. 31, 2011 AIP [Member] Janssen AI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from divesture of business	$ 500.0	$ 4.3			$ 500.0
Ordinary shares received from divesture of businesses	31.9
Equity method investment in subsidiary				49.90%	25.00%				49.90%
Continuing ownership interest						75.00%
Carrying amount of equity method investment, less carrying value and transaction costs	675.8	209.0	235.0		527.9		528.6	235.0	130.6	209.0			235.0
Net gain on divestment of business	$ 652.9	$ 1.0	$ 108.7		$ 652.9			$ 108.7			$ 1.0	$ 108.7
Equity method investment closing share price							$ 16.57